Supplemental Cash Flow Information (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information
Accounts receivable	CAD (79.0)	CAD (471.0)
Inventories	(268.0)	(218.0)
Accounts payable and accrued liabilities	68.0	110.0
Current portion of provisions	(48.0)	(98.0)
Income taxes payable (net)	421.0	145.0
Total (increase) decrease in working capital	94.0	(532.0)
Relating to :
Increase in non-cash working capital	(173.0)	(308.0)
Decrease (increase) in non-cash working capital	267.0	(224.0)
Total (increase) decrease in working capital	CAD 94.0	CAD (532.0)